Working capital (Tables)	12 Months Ended
Jun. 30, 2025
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2025 $ million	2024 $ million
Raw materials and consumables	604	639
Work in progress	131	118
Maturing inventories	8,677	7,832
Finished goods and goods for resale	1,246	1,131
	10,658	9,720

Schedule of inventories expected to be utilised after more than one year	Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories can be utilised only after more than one year:

	2025 $ million	2024 $ million
Raw materials and consumables	50	19
Maturing inventories	6,942	5,885
	6,992	5,904

Schedule of provisions for obsolescence of inventories	Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2025 $ million	2024 $ million	2023 $ million
Balance at beginning of the year	124	128	113
Exchange differences	(6)	(3)	(27)
Income statement charge	89	51	66
Utilised	(27)	(47)	(23)
Sale of businesses	—	(5)	(1)
Balance at the end of the year	180	124	128

Schedule of trade and other receivables	(b) Trade and other receivables

	2025		2024
	Current assets $ million	Non- current assets $ million	Current assets $ million	Non-current assets $ million
Trade receivables	2,789	—	2,674	—
Interest receivable	19	—	31	—
VAT recoverable and other prepaid taxes	242	17	227	17
Other receivables	283	18	240	14
Prepayments	133	3	274	7
Accrued income	38	—	41	—
	3,504	38	3,487	38

Schedule of aged analysis of trade receivables net of allowances	The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2025 $ million	2024 $ million
Not overdue	2,633	2,490
Overdue 1 – 30 days	41	43
Overdue 31 – 60 days	10	31
Overdue 61 – 90 days	10	27
Overdue 91 – 180 days	7	71
Overdue more than 180 days	88	12
	2,789	2,674

Schedule of expected credit loss allowance for doubtful debts	Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2025 $ million	2024 $ million	2023 $ million
Balance at beginning of the year	95	112	143
Exchange differences	1	(3)	(10)
Income statement charge/(release)	27	8	(4)
Utilised	(24)	(22)	(17)
Balance at the end of the year	99	95	112

Schedule of trade and other payables	(c) Trade and other payables

	2025		2024
	Current liabilities $ million	Non-current liabilities $ million	Current liabilities $ million	Non-current liabilities $ million
Trade payables	3,123	—	3,071	—
Interest payable	415	—	358	—
Tax and social security excluding income tax	690	—	724	—
Other payables	705	192	499	304
Accruals	1,852	—	1,564	—
Deferred income	82	—	84	—
Dividend payable	61	—	31	—
Dividend payable to non-controlling interests	24	—	23	—
	6,952	192	6,354	304

Schedule of supplier finance arrangements

	2025	2024
	Current liabilities $ million	Current liabilities $ million
Carrying amount that has been subject to SCF and presented in trade and other payables	1,006	894
— of which suppliers have received payment from finance provider(1)	644	—
(1)The group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.
Range of payment due dates were as follows:

	2025
	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)
Trade and other payables subject to SCF arrangements	0	150
Comparable trade and other payables that are not part of the arrangements(2)	0	150
(1)Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The group's payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received. In Greater China, the range of payment due dates are between 0-240 days, which is in line with local market practice.
(2)Comparable trade payables are payables outside of SCFs that fall within the same jurisdiction or business line as payables that form part of SCFs.
Schedule of movement in provisions	(d) Provisions

	Thalidomide $ million	Other $ million	Total $ million
At 30 June 2023	212	244	456
Exchange differences	—	(3)	(3)
Income statement charge	—	61	61
Utilised	(17)	(103)	(120)
Transfers from other payables	—	(5)	(5)
Unwinding of discounts	6	2	8
At 30 June 2024	201	196	397
Exchange differences	2	(1)	1
Income statement charge	15	169	184
Utilised	(19)	(36)	(55)
Transfers from other payables	—	1	1
Unwinding of discounts	6	5	11
At 30 June 2025	205	334	539
Current liabilities	19	204	223
Non-current liabilities	186	130	316
	205	334	539